Right of Use Asset	12 Months Ended
Dec. 31, 2024
Right of Use Asset [Abstract]
RIGHT OF USE ASSET

8. RIGHT OF USE ASSET

	December 31, 2024		December 31, 2023
	USD	AED	AED
Asset capitalized
Balance at the beginning of the year	1,097,724	4,030,844	3,871,968
Capitalized during the period	50,001	183,603	158,876
	1,147,725	4,214,447	4,030,844
Depreciation
As at the beginning of the year	514,610	1,889,647	1,044,583
Charge for the period	267,276	981,439	845,064
	781,886	2,871,086	1,889,647
Net book value	365,839	1,343,361	2,141,197

The following are the amounts recognized in the statement of comprehensive income.

	December 31, 2024		December 31, 2023
	USD	AED	AED
Depreciation of the right of use assets	267,276	981,439	845,064
Interest expenses on leased assets	12,658	46,480	62,969
Total amount recognized in the statement of comprehensive income	279,934	1,027,919	908,033

8.1 The right of use asset had been capitalized with the incurred initial broker commission of AED 35,000 to obtain the lease agreement.